Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Event	Subsequent EventOn February 26, 2021, CNH Industrial extended by one year its syndicated committed revolving credit facility for €3,950.5 million, i.e. to March 2026. The remaining €49.5 million will mature in March 2025. On March 2, 2021, CNH Industrial announced the completion of its minority investment in Zimeno Inc. (d/b/a Monarch Tractor), a U.S. based agricultural technology company.